Accrued Expenses	3 Months Ended
Mar. 31, 2025
Accrued Expenses [Line Items]
ACCRUED EXPENSES

5. ACCRUED EXPENSES

Accrued expenses are composed of the following as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024

Accrued research and development	$678,278	$968,130
Accrued professional fees	17,200	16,200
Accrued consulting fees	15,000	18,392
Accrued legal fees	58,629	46,888
Accrued expenses - other	12,576	-
Accrued franchise taxes	-	300
	$781,683	$1,049,910